Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]:
Inventories, Bunkers	$ 139	$ 0
Inventories, Lubricants	10,873	7,448
Inventories, Spare parts	1,637	1,887
Total	$ 12,649	$ 9,335